S000068548 [Member] Investment Objectives and Goals - iShares Short Duration High Yield Muni Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES SHORT DURATION HIGH YIELD MUNI ACTIVE ETF Ticker: SHYM Stock Exchange: Cboe BZX
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The iShares Short Duration High Yield Muni Active ETF (the “Fund”) primarily seeks to maximize tax‑free current income and
Objective, Secondary [Text Block]	secondarily seeks to maximize capital appreciation with a portfolio composed principally of high yield and other income-generating U.S. municipal bonds.